Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Loan Portfolio [Table Text Block]
	% of Total Loans
	2012	2011
Residential real estate loans	40.49%	39.86%
Commercial real estate loans	31.35%	34.67%
Consumer loans	17.91%	17.92%
Commercial and industrial loans	10.25%	7.55%
	100.00%	100.00%